OTHER RESERVES (Details) - Schedule of Movement in Other Reserves - Reserve of gains and losses on remeasuring available-for-sale financial assets [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Beginning Balance	£ 759	£ (438)
Adjustment on transfer from held-to-maturity portfolio		1,127
Ending Balance	685	759
Financial assets available-for-sale, category [member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Change in fair value of available-for-sale financial assets	273	328
Income statement transfers [Member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Disposals	(353)	(431)
Income statement transfers [Member] | Other [Member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Impairment	6	173
Pre-Tax [Member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Adjustment on transfer from held-to-maturity portfolio		1,544
Pre-Tax [Member] | Financial assets available-for-sale, category [member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Change in fair value of available-for-sale financial assets	303	356
Pre-Tax [Member] | Income statement transfers [Member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Disposals	(446)	(575)
Pre-Tax [Member] | Income statement transfers [Member] | Other [Member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Impairment	6	173
Deferred Income Tax Charge [Member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Adjustment on transfer from held-to-maturity portfolio		(417)
Deferred Income Tax Charge [Member] | Financial assets available-for-sale, category [member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Change in fair value of available-for-sale financial assets	(26)	(25)
Deferred Income Tax Charge [Member] | Income statement transfers [Member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Disposals	93	196
Current Tax [Member] | Financial assets available-for-sale, category [member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Change in fair value of available-for-sale financial assets	£ (4)	(3)
Current Tax [Member] | Income statement transfers [Member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Disposals		£ (52)